Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	8.00%	16.00%	11.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	7.00%	5.00%	12.00%	16.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%	12.00%	12.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	14.00%	11.00%	9.00%	10.00%
LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	23.00%	7.00%	7.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	6.00%	4.00%	5.00%	4.00%
Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	24.00%	19.00%	4.00%	18.00%
ExxonMobil
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	10.00%	0.00%	0.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	26.00%	20.00%	35.00%	22.00%